Retirement and Severance Benefits (Reconciliation of the beginning and ending balances of Level 3 assets) (Details) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Beginning balance	¥ 140,545	¥ 154,260
Actual return on plan assets still held at the reporting date	5,614	16,471
Realized gain or loss on plan assets sold during the period	894	(491)
Purchases, sales, and settlements	1,580	(29,596)
Transfer in and/or out of Level 3	94
Foreign currency exchange	(393)	(99)
Ending balance	148,334	140,545
Corporate Debt Securities [Member]
Beginning balance	19,493	5,952
Actual return on plan assets still held at the reporting date	197	123
Realized gain or loss on plan assets sold during the period	12	87
Purchases, sales, and settlements	11,434	13,446
Transfer in and/or out of Level 3	133
Foreign currency exchange	(169)	(115)
Ending balance	31,100	19,493
Hedge Funds [Member]
Beginning balance	49,386	82,161
Actual return on plan assets still held at the reporting date	2,082	8,574
Realized gain or loss on plan assets sold during the period	(370)	227
Purchases, sales, and settlements	(8,723)	(41,583)
Transfer in and/or out of Level 3
Foreign currency exchange	(30)	7
Ending balance	42,345	49,386
Securitization products [Member]
Beginning balance	29,262	16,097
Actual return on plan assets still held at the reporting date	7,283	14,496
Realized gain or loss on plan assets sold during the period	1,090	342
Purchases, sales, and settlements	(3,452)	(1,677)
Transfer in and/or out of Level 3	(71)
Foreign currency exchange	(25)	4
Ending balance	34,087	29,262
Commingled funds [Member]
Beginning balance	37,482	44,063
Actual return on plan assets still held at the reporting date	(3,485)	(6,193)
Realized gain or loss on plan assets sold during the period	(375)	(1,056)
Purchases, sales, and settlements	3,660	665
Transfer in and/or out of Level 3	32
Foreign currency exchange	(162)	3
Ending balance	37,152	37,482
Other Assets [Member]
Beginning balance	4,922	5,987
Actual return on plan assets still held at the reporting date	(463)	(529)
Realized gain or loss on plan assets sold during the period	537	(91)
Purchases, sales, and settlements	(1,339)	(447)
Transfer in and/or out of Level 3
Foreign currency exchange	(7)	2
Ending balance	¥ 3,650	¥ 4,922